Schedules of Investments (unaudited)
June 30, 2024
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 84.3%
Communication Services — 3.9%
Entertainment — 0.2%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	$10,000	$10,000
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	10,000	9,494
Total Entertainment				19,494
Media — 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	150,000	148,235 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	5,000	4,951
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.150%	11/10/26	110,000	111,063
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	60,000	57,702
Discovery Communications LLC., Senior Notes	4.900%	3/11/26	10,000	9,852
Total Media				331,803
Wireless Telecommunication Services — 0.6%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	70,000	68,821

Total Communication Services				420,118
Consumer Discretionary — 15.4%
Automobile Components — 2.3%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	250,000	246,822 (a)
Automobiles — 5.9%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	199,049
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	200,000	187,853
General Motors Co., Senior Notes	6.125%	10/1/25	100,000	100,520
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	40,000	37,443 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	10,000	10,240 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	110,000	100,719 (a)
Total Automobiles				635,824
Hotels, Restaurants & Leisure — 5.3%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	200,000	191,034 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	90,000	87,345
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	240,000	235,064 (a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	50,000	49,418 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	10,000	10,084 (a)
Total Hotels, Restaurants & Leisure				572,945
Household Durables — 0.4%
DR Horton Inc., Senior Notes	2.500%	10/15/24	30,000	29,714
Newell Brands Inc., Senior Notes	4.000%	12/1/24	10,000	9,905
Total Household Durables				39,619
Textiles, Apparel & Luxury Goods — 1.5%
Tapestry Inc., Senior Notes	7.050%	11/27/25	100,000	101,662
Tapestry Inc., Senior Notes	7.000%	11/27/26	60,000	61,664
Total Textiles, Apparel & Luxury Goods				163,326

Total Consumer Discretionary				1,658,536
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy — 11.6%
Oil, Gas & Consumable Fuels — 11.6%
Apache Corp., Senior Notes	7.950%	4/15/26	$20,000	$20,566
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	140,000	138,161 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	20,000	20,563 (a)
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	20,000	20,545 (b)(c)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	20,000	18,100
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	40,000	40,319 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	40,000	37,137 (a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	10,000	9,563
Devon Energy Corp., Senior Notes	5.850%	12/15/25	30,000	30,074
Devon Energy Corp., Senior Notes	5.250%	10/15/27	30,000	29,905
Devon Energy Corp., Senior Notes	5.875%	6/15/28	12,000	12,039
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	20,000	20,868
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	40,000	40,008
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	10,000	10,382
Energy Transfer LP, Junior Subordinated Notes (8.000% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 4.020%)	8.000%	5/15/54	30,000	31,380 (c)
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	8.574%	8/16/77	160,000	159,180 (c)
Enterprise Products Operating LLC, Senior Notes (5.250% to 8/16/27 then 3 mo. Term SOFR + 3.295%)	5.250%	8/16/77	10,000	9,563 (c)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	80,000	74,721 (c)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	110,000	112,333 (a)
EQT Corp., Senior Notes	3.125%	5/15/26	50,000	47,780 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	10,000	9,558
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	20,000	20,243
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	6,000	6,000
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	60,000	59,886
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	20,000	19,197
Occidental Petroleum Corp., Senior Notes	6.375%	9/1/28	40,000	41,274
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,599 (a)
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	50,000	49,446 (a)
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	60,000	59,785
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,509
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	30,000	29,483
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	20,000	19,622
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	20,000	18,601

Total Energy				1,246,390
Financials — 28.9%
Banks — 16.1%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	192,769 (c)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	80,000	76,657 (c)
Bank of America Corp., Senior Notes (1.530% to 12/6/24 then SOFR + 0.650%)	1.530%	12/6/25	50,000	49,067 (c)
Bank of America Corp., Senior Notes (1.734% to 7/22/26 then SOFR + 0.960%)	1.734%	7/22/27	130,000	120,500 (c)
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	$200,000	$201,703 (a)(b)(c)
Citigroup Inc., Senior Notes (1.281% to 11/3/24 then SOFR + 0.528%)	1.281%	11/3/25	20,000	19,687 (c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	160,000	156,754 (c)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	200,000	198,015 (a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	197,351 (a)(c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	200,000	200,782 (c)
JPMorgan Chase & Co., Senior Notes (1.578% to 4/22/26 then SOFR + 0.885%)	1.578%	4/22/27	30,000	27,996 (c)
Swedbank AB, Senior Notes	6.136%	9/12/26	200,000	202,473 (a)
Truist Bank, Senior Notes	4.050%	11/3/25	70,000	68,820
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	20,000	20,140 (c)
Total Banks				1,732,714
Capital Markets — 7.4%
Credit Suisse AG AT1 Claim	—	—	200,000	6,000 *(d)(e)
Daimler Truck Finance North America LLC, Senior Notes	5.125%	9/25/27	150,000	149,300 (a)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	40,000	38,794 (c)
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	80,000	74,784 (c)
Goldman Sachs Group Inc., Senior Notes (1.948% to 10/21/26 then SOFR + 0.913%)	1.948%	10/21/27	80,000	73,874 (c)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	40,000	37,404 (c)
Morgan Stanley, Senior Notes (1.512% to 7/20/26 then SOFR + 0.858%)	1.512%	7/20/27	20,000	18,490 (c)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	60,000	55,936 (c)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	70,000	67,980 (c)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	280,000	270,586 (a)(c)
Total Capital Markets				793,148
Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	139,925
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	100,000	100,396
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	70,000	65,372 (a)
Total Financial Services				305,693
Insurance — 1.5%
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	90,000	68,790 (a)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	70,000	69,118 (a)
Reliance Standard Life Global Funding II, Secured Notes	2.750%	1/21/27	30,000	27,810 (a)
Total Insurance				165,718
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	80,000	78,787 (a)
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	30,000	28,220 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				107,007

Total Financials				3,104,280
Health Care — 0.9%
Health Care Providers & Services — 0.9%
Centene Corp., Senior Notes	4.250%	12/15/27	30,000	28,643
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Centene Corp., Senior Notes	4.625%	12/15/29	$30,000	$28,375
HCA Inc., Senior Notes	7.690%	6/15/25	40,000	40,658

Total Health Care				97,676
Industrials — 11.8%
Aerospace & Defense — 1.8%
Boeing Co., Senior Notes	4.875%	5/1/25	30,000	29,681
Boeing Co., Senior Notes	2.196%	2/4/26	90,000	84,589
Howmet Aerospace Inc., Senior Notes	6.875%	5/1/25	30,000	30,222
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	50,000	50,252 (a)
Total Aerospace & Defense				194,744
Commercial Services & Supplies — 1.5%
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	30,000	30,073 (a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	130,000	128,744 (a)
Total Commercial Services & Supplies				158,817
Electrical Equipment — 0.4%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	40,000	40,098
Passenger Airlines — 6.0%
Air Canada Pass-Through Trust	4.125%	5/15/25	39,937	39,084 (a)
Air Canada Pass-Through Trust	4.750%	5/15/25	38,560	37,564 (a)
Alaska Airlines Inc. Pass-Through Trust	4.800%	8/15/27	7,256	7,116 (a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	41,772	41,330
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	40,000	39,644 (a)
British Airways Pass-Through Trust	3.350%	6/15/29	111,956	104,577 (a)
Continental Airlines Pass-Through Trust	4.000%	10/29/24	4,779	4,778
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	82,500	81,501 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	20,000	19,478 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	40,000	38,640 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	30,240	29,794
US Airways Pass-Through Trust	5.900%	10/1/24	144,044	143,935
US Airways Pass-Through Trust	4.625%	6/3/25	29,184	28,852
US Airways Pass-Through Trust	3.950%	11/15/25	34,835	34,021
Total Passenger Airlines				650,314
Trading Companies & Distributors — 2.1%
Air Lease Corp., Senior Notes	5.850%	12/15/27	40,000	40,501
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	190,000	186,378 (a)
Total Trading Companies & Distributors				226,879

Total Industrials				1,270,852
Information Technology — 4.1%
Electronic Equipment, Instruments & Components — 0.9%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	80,000	79,574
Vontier Corp., Senior Notes	1.800%	4/1/26	20,000	18,694
Total Electronic Equipment, Instruments & Components				98,268
IT Services — 1.3%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	140,000	135,556 (a)
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — 1.9%
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	$200,000	$202,858 (a)

Total Information Technology				436,682
Materials — 1.9%
Containers & Packaging — 0.1%
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	10,000	9,264 (a)
Metals & Mining — 1.8%
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	10,000	10,311
Freeport-McMoRan Inc., Senior Notes	4.375%	8/1/28	50,000	48,294
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	80,000	76,305 (a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	40,000	39,129 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	20,000	19,340
Total Metals & Mining				193,379

Total Materials				202,643
Real Estate — 1.9%
Retail REITs — 1.9%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	200,000	198,509 (a)

Utilities — 3.9%
Electric Utilities — 3.9%
Edison International, Senior Notes	4.950%	4/15/25	80,000	79,416
Enel Finance International NV, Senior Notes	6.800%	10/14/25	200,000	203,131 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	10,000	9,933 (a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	60,000	54,148 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	60,000	54,137
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	10,000	9,143
Toledo Edison Co., First Mortgage Bonds	2.650%	5/1/28	8,000	7,209 (a)

Total Utilities				417,117
Total Corporate Bonds & Notes (Cost — $9,109,855)				9,052,803
Asset-Backed Securities — 4.5%
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	7.086%	4/20/30	250,000	250,326 (a)(c)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	22,312	20,486 (a)
Neuberger Berman Loan Advisers CLO Ltd., 2021-42A A (3 mo. Term SOFR + 1.362%)	6.689%	7/16/35	210,000	210,271 (a)(c)

Total Asset-Backed Securities (Cost — $479,476)				481,083
Collateralized Mortgage Obligations(f) — 3.4%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	83,833	84,198 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	30,000	31,061 (a)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	6.835%	10/25/43	16,714	16,819 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.835%	10/25/43	20,000	20,613 (a)(c)
GS Mortgage Securities Corp., 2023-SHIP A	4.466%	9/10/38	100,000	97,381 (a)(c)
MIC Trust, 2023-MIC A	8.732%	12/5/38	20,000	21,478 (a)(c)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	87,984	89,100 (a)

Total Collateralized Mortgage Obligations (Cost — $355,955)				360,650
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government & Agency Obligations — 0.3%
U.S. Government Obligations — 0.3%
U.S. Treasury Notes (Cost — $29,869)	3.750%	12/31/28	$30,000	$29,234
Sovereign Bonds — 0.1%
Argentina — 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,718	2,702
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	18,260	7,509 (a)
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	9,817	4,037 (g)

Total Sovereign Bonds (Cost — $14,281)				14,248
Senior Loans — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%) (Cost — $4,271)	9.075%	10/20/27	4,293	4,390 (c)(h)(i)
Total Investments before Short-Term Investments (Cost — $9,993,707)				9,942,408
			Shares
Short-Term Investments — 6.1%
BNY Mellon Cash Reserve Fund (Cost — $651,146)	2.200%		651,146	651,146 (j)
Total Investments — 98.7% (Cost — $10,644,853)				10,593,554
Other Assets in Excess of Liabilities — 1.3%				142,363
Total Net Assets — 100.0%				$10,735,917

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Short Duration Income ETF
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	22	9/24	$4,489,683	$4,492,812	$3,129
U.S. Treasury Ultra 10-Year Notes	3	9/24	336,521	340,594	4,073
					7,202
Contracts to Sell:
U.S. Treasury 5-Year Notes	2	9/24	211,950	213,157	(1,207)
U.S. Treasury 10-Year Notes	1	9/24	109,006	109,984	(978)
U.S. Treasury Long-Term Bonds	1	9/24	117,001	118,312	(1,311)
U.S. Treasury Ultra Long-Term Bonds	1	9/24	123,912	125,343	(1,431)
					(4,927)
Net unrealized appreciation on open futures contracts					$2,275
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 30.9%
Communication Services — 2.6%
Diversified Telecommunication Services — 0.6%
AT&T Inc., Senior Notes	2.550%	12/1/33	10,000	$7,952
AT&T Inc., Senior Notes	5.350%	9/1/40	10,000	9,585
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,741
AT&T Inc., Senior Notes	3.500%	9/15/53	20,000	13,577
AT&T Inc., Senior Notes	3.550%	9/15/55	7,000	4,719
AT&T Inc., Senior Notes	3.650%	9/15/59	20,000	13,412
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	20,000	18,035
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	60,000	48,556
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	27,000	22,939
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	40,000	37,605
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	30,000	22,941
Total Diversified Telecommunication Services				209,062
Entertainment — 0.2%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	10,000	10,000
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	40,000	37,977
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	10,000	9,235
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	10,000	8,134
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	10,000	7,786
Total Entertainment				73,132
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	40,000	33,863 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	28,000	22,860 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	21,000	20,796
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	130,000	125,020
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	40,000	40,013
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	20,000	17,414
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	26,611
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	20,000	14,672
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	8,135
Comcast Corp., Senior Notes	4.000%	8/15/47	10,000	7,859
Comcast Corp., Senior Notes	3.969%	11/1/47	20,000	15,599
Comcast Corp., Senior Notes	3.450%	2/1/50	10,000	7,056
Comcast Corp., Senior Notes	2.800%	1/15/51	20,000	12,355
Comcast Corp., Senior Notes	2.887%	11/1/51	20,000	12,478
DISH DBS Corp., Senior Notes	5.875%	11/15/24	120,000	113,948
Fox Corp., Senior Notes	6.500%	10/13/33	20,000	20,950
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	9,470
Total Media				509,099
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 0.5%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	20,000	$19,625
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	10,000	9,496
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	50,000	48,058
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	50,000	46,742
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	40,000	33,955
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	20,000	19,657
Total Wireless Telecommunication Services				177,533

Total Communication Services				968,826
Consumer Discretionary — 3.9%
Automobiles — 1.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	50,000	41,322
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	200,000	178,543
General Motors Co., Senior Notes	6.125%	10/1/25	10,000	10,052
General Motors Co., Senior Notes	5.600%	10/15/32	20,000	20,004
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	9,705
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	240,000	229,150 (a)
Total Automobiles				488,776
Broadline Retail — 0.7%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	20,000	18,368
Amazon.com Inc., Senior Notes	3.875%	8/22/37	50,000	44,153
Amazon.com Inc., Senior Notes	4.050%	8/22/47	30,000	24,976
Amazon.com Inc., Senior Notes	3.100%	5/12/51	50,000	34,358
Prosus NV, Senior Notes	3.832%	2/8/51	200,000	130,090 (a)
Total Broadline Retail				251,945
Hotels, Restaurants & Leisure — 1.9%
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	10,000	10,217 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	10,000	10,049 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	10,000	10,048 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	50,000	48,525
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	10,000	9,147
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	10,000	10,052
McDonald’s Corp., Senior Notes	4.450%	9/1/48	20,000	16,789
McDonald’s Corp., Senior Notes	4.200%	4/1/50	30,000	23,913
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	90,000	88,976 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	20,000	20,955 (a)
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	40,000	41,417 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	198,248
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	182,168
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	50,000	48,469 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	10,000	10,369 (a)
Total Hotels, Restaurants & Leisure				729,342
Household Durables — 0.0%††
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	10,000	10,517
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — 0.0%††
Home Depot Inc., Senior Notes	3.350%	4/15/50	20,000	$14,205

Total Consumer Discretionary				1,494,785
Consumer Staples — 0.8%
Beverages — 0.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	10,000	9,943
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	40,000	34,229
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,000	9,753
Total Beverages				53,925
Food Products — 0.1%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	10,000	8,133
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	10,000	8,716
Mars Inc., Senior Notes	3.200%	4/1/30	20,000	18,287 (a)
Mars Inc., Senior Notes	3.200%	4/1/30	10,000	9,144 (b)
Total Food Products				44,280
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	10,000	9,890
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.450%	2/4/32	10,000	8,086
Altria Group Inc., Senior Notes	6.875%	11/1/33	20,000	21,612
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	9,368
Altria Group Inc., Senior Notes	3.875%	9/16/46	30,000	21,607
Altria Group Inc., Senior Notes	5.950%	2/14/49	90,000	88,244
BAT Capital Corp., Senior Notes	3.557%	8/15/27	16,000	15,198
BAT Capital Corp., Senior Notes	3.734%	9/25/40	30,000	22,205
BAT Capital Corp., Senior Notes	4.540%	8/15/47	10,000	7,700
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	10,000	9,888
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	10,000	9,811
Total Tobacco				213,719

Total Consumer Staples				321,814
Energy — 5.3%
Oil, Gas & Consumable Fuels — 5.3%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	30,000	27,954
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	25,824 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	20,000	19,410
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	10,000	8,535
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	50,000	49,521 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	50,000	51,096 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	20,000	18,569 (a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	20,000	19,665 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	40,000	38,477
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	40,000	38,252
Devon Energy Corp., Senior Notes	5.000%	6/15/45	80,000	68,193
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	50,000	46,110
Ecopetrol SA, Senior Notes	5.875%	5/28/45	170,000	121,870
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	110,000	$109,444 (c)(d)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	20,000	19,510
Energy Transfer LP, Senior Notes	4.950%	6/15/28	10,000	9,868
Energy Transfer LP, Senior Notes	5.250%	4/15/29	110,000	109,565
Energy Transfer LP, Senior Notes	3.750%	5/15/30	30,000	27,597
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	50,000	48,336
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	50,000	44,659
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	10,969
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	10,000	9,340 (d)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	10,000	8,952
EOG Resources Inc., Senior Notes	4.950%	4/15/50	20,000	18,337
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	70,000	70,014 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	55,000	52,569
EQT Corp., Senior Notes	5.000%	1/15/29	20,000	19,622
EQT Corp., Senior Notes	3.625%	5/15/31	40,000	35,288 (a)
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	17,504
MPLX LP, Senior Notes	4.500%	4/15/38	20,000	17,439
MPLX LP, Senior Notes	5.500%	2/15/49	20,000	18,449
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	70,000	73,026
ONEOK Inc., Senior Notes	5.800%	11/1/30	10,000	10,236
ONEOK Inc., Senior Notes	6.050%	9/1/33	30,000	30,887
ONEOK Inc., Senior Notes	6.625%	9/1/53	30,000	32,014
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,599 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	30,000	25,187
Shell International Finance BV, Senior Notes	4.375%	5/11/45	10,000	8,524
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	50,000	48,304
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	80,000	73,594
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	9,795
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,509
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	130,000	124,053
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	40,000	41,152
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	20,000	18,046
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	10,000	9,643
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	150,000	139,507
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	80,000	69,537
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	30,000	33,115
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	40,000	47,794

Total Energy				2,005,460
Financials — 10.8%
Banks — 7.1%
Bank of America Corp., Senior Notes	5.000%	1/21/44	50,000	47,038
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	50,000	$41,443 (d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	50,000	42,256 (d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	240,000	203,106 (d)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	200,000	195,208 (d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	100,000	99,748
Bank of Montreal, Senior Notes	1.850%	5/1/25	20,000	19,400
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	20,000	18,013 (d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	200,000	197,283 (a)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	50,000	62,506
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	50,000	41,081 (d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	20,000	17,821 (d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	110,000	103,841 (d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	10,000	9,531 (d)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	30,000	29,522 (d)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	80,000	76,821 (d)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	60,000	59,934
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	239,468 (a)(d)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	193,360 (d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	30,000	29,132 (d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,000	8,327 (d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	40,000	33,784 (d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then 3 mo. Term SOFR + 1.510%)	2.739%	10/15/30	40,000	35,391 (d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	160,000	155,331 (d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	28,081
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	40,000	40,437 (d)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	10,000	10,010 (d)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	40,000	38,410
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	20,000	20,140 (d)
US Bancorp, Senior Notes	1.450%	5/12/25	20,000	19,316
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	30,000	30,454 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	10,000	10,139 (d)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	110,000	104,493
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	50,000	48,072
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	30,000	29,131 (d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	30,000	26,016 (d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	70,000	66,670 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	110,000	100,201 (d)
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	70,000	$69,948 (d)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	40,000	40,363 (d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	50,000	42,339
Total Banks				2,683,565
Capital Markets — 2.8%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	10,000	9,693
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	40,000	40,460
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	10,000	10,413 (d)
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	100,000	99,962
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	110,000	108,318
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	140,000	116,386 (d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	38,247 (d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	110,000	105,889 (d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	40,000	37,417
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	120,000	116,537 (d)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	110,000	90,915 (d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	30,000	29,022 (d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	30,000	23,734 (d)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	241,594 (a)(d)
Total Capital Markets				1,068,587
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	10,000	9,651
Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	200,000	186,567
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	40,000	34,150
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	20,000	20,509 (a)
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	30,000	25,861
Total Financial Services				267,087
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	40,000	39,824
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	19,162 (a)
Total Insurance				58,986

Total Financials				4,087,876
Health Care — 2.6%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	20,000	19,923
AbbVie Inc., Senior Notes	3.200%	11/21/29	60,000	55,056
AbbVie Inc., Senior Notes	4.950%	3/15/31	10,000	9,974
AbbVie Inc., Senior Notes	5.050%	3/15/34	20,000	19,942
AbbVie Inc., Senior Notes	4.750%	3/15/45	30,000	27,230
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Biotechnology — continued
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	$9,187
AbbVie Inc., Senior Notes	4.250%	11/21/49	60,000	50,001
Total Biotechnology				191,313
Health Care Equipment & Supplies — 0.3%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	10,000	10,113 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	30,000	29,908 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	30,000	29,623 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	30,000	28,676 (a)
Total Health Care Equipment & Supplies				98,320
Health Care Providers & Services — 0.9%
Cigna Group, Senior Notes	4.375%	10/15/28	20,000	19,421
Cigna Group, Senior Notes	4.900%	12/15/48	20,000	17,578
CVS Health Corp., Senior Notes	1.875%	2/28/31	10,000	8,024
CVS Health Corp., Senior Notes	2.125%	9/15/31	20,000	16,057
CVS Health Corp., Senior Notes	2.700%	8/21/40	30,000	19,932
CVS Health Corp., Senior Notes	5.050%	3/25/48	90,000	77,545
Elevance Health Inc., Senior Notes	4.550%	5/15/52	10,000	8,381
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	40,357
HCA Inc., Senior Notes	3.500%	9/1/30	10,000	9,020
Humana Inc., Senior Notes	3.125%	8/15/29	20,000	18,118
Humana Inc., Senior Notes	2.150%	2/3/32	10,000	7,979
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	70,000	65,878
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000	10,174
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	20,000	12,971
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	30,000	20,601
Total Health Care Providers & Services				352,036
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	10,000	10,038
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	50,000	49,898
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	20,000	16,280
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	10,000	9,769
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	40,000	39,221
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	30,000	28,653
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	200,000	187,708
Total Pharmaceuticals				341,567

Total Health Care				983,236
Industrials — 2.5%
Aerospace & Defense — 0.9%
Boeing Co., Senior Notes	4.875%	5/1/25	30,000	29,681
Boeing Co., Senior Notes	2.196%	2/4/26	60,000	56,393
Boeing Co., Senior Notes	3.200%	3/1/29	10,000	8,872
Boeing Co., Senior Notes	3.250%	2/1/35	10,000	7,636
Boeing Co., Senior Notes	3.550%	3/1/38	10,000	7,237
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	30,000	28,478
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	40,000	32,271
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	10,000	$9,455
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	30,000	28,253
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	30,000	28,462
RTX Corp., Senior Notes	2.250%	7/1/30	30,000	25,622
RTX Corp., Senior Notes	6.000%	3/15/31	20,000	20,833
RTX Corp., Senior Notes	4.500%	6/1/42	10,000	8,661
RTX Corp., Senior Notes	3.030%	3/15/52	20,000	12,752
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	10,000	10,050 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	10,000	10,304 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	20,000	20,201 (a)
Total Aerospace & Defense				345,161
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	10,000	8,835
Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	20,000	19,549
Ground Transportation — 0.1%
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,000	6,640
Union Pacific Corp., Senior Notes	2.891%	4/6/36	20,000	16,111
Union Pacific Corp., Senior Notes	3.839%	3/20/60	10,000	7,343
Union Pacific Corp., Senior Notes	3.750%	2/5/70	20,000	13,957
Total Ground Transportation				44,051
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	30,000	29,742
Passenger Airlines — 1.0%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	60,000	62,338 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	90,000	87,652 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	18,000	18,036 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	82,000	59,858 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	140,000	130,383 (a)
Total Passenger Airlines				358,267
Trading Companies & Distributors — 0.3%
Air Lease Corp., Senior Notes	3.375%	7/1/25	40,000	39,086
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	100,000	89,215
Total Trading Companies & Distributors				128,301

Total Industrials				933,906
Information Technology — 0.5%
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Inc., Senior Notes	3.137%	11/15/35	60,000	48,048 (a)
Intel Corp., Senior Notes	3.050%	8/12/51	10,000	6,343
Micron Technology Inc., Senior Notes	5.875%	2/9/33	20,000	20,431
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	20,000	19,526
Total Semiconductors & Semiconductor Equipment				94,348
Software — 0.3%
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	6,788
Oracle Corp., Senior Notes	1.650%	3/25/26	30,000	28,120
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Oracle Corp., Senior Notes	4.650%	5/6/30	10,000	$9,799
Oracle Corp., Senior Notes	2.875%	3/25/31	50,000	43,174
Oracle Corp., Senior Notes	3.600%	4/1/50	10,000	6,999
Total Software				94,880

Total Information Technology				189,228
Materials — 1.4%
Metals & Mining — 1.3%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	191,607 (a)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	10,000	9,923
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	30,000	27,991
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	40,000	38,480
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	75,000	71,237
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	140,000	134,955 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	30,000	28,629 (a)
Total Metals & Mining				502,822
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	50,000	40,928

Total Materials				543,750
Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	8.375%	6/15/29	20,000	19,660

Utilities — 0.4%
Electric Utilities — 0.4%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	150,000	124,780 (a)
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	20,000	18,876

Total Utilities				143,656
Total Corporate Bonds & Notes (Cost — $12,278,053)				11,692,197
Mortgage-Backed Securities — 29.7%
FHLMC — 5.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38- 1/1/48	176,667	161,836
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	5/1/41- 10/1/41	190,406	153,872
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	4/1/42- 6/1/50	544,233	445,323
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47- 7/1/49	63,916	61,377
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/49	77,665	76,367
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 4/1/52	911,931	756,643
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	6/1/52	88,101	80,676
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	3/1/53	89,008	89,629
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.619%)	2.883%	11/1/47	50,273	48,957 (d)
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.621%)	3.103%	2/1/50	61,894	$59,572 (d)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.007%	11/1/48	113,391	106,813 (d)
Total FHLMC				2,041,065
FNMA — 16.7%
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	100,000	99,787
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 6/1/49	376,561	341,223
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 9/1/61	839,612	730,462
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 7/1/61	872,119	727,856
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 7/1/51	1,365,196	1,106,100
Federal National Mortgage Association (FNMA)	1.500%	11/1/41- 6/1/51	166,587	129,251
Federal National Mortgage Association (FNMA)	4.500%	2/1/48- 1/1/59	56,277	53,367
Federal National Mortgage Association (FNMA)	4.000%	9/1/48- 1/1/49	348,303	324,613
Federal National Mortgage Association (FNMA)	6.000%	6/1/53	185,722	187,974
Federal National Mortgage Association (FNMA)	5.000%	7/1/53	91,047	89,450
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	186,809	190,943
Federal National Mortgage Association (FNMA)	2.000%	7/1/54	100,000	78,195 (e)
Federal National Mortgage Association (FNMA)	2.500%	7/1/54	300,000	244,934 (e)
Federal National Mortgage Association (FNMA)	3.000%	7/1/54	900,000	765,492 (e)
Federal National Mortgage Association (FNMA)	3.500%	7/1/54	100,000	88,500 (e)
Federal National Mortgage Association (FNMA)	4.500%	7/1/54	200,000	188,539 (e)
Federal National Mortgage Association (FNMA)	5.000%	7/1/54	100,000	96,641 (e)
Federal National Mortgage Association (FNMA)	5.500%	7/1/54	600,000	591,727 (e)
Federal National Mortgage Association (FNMA)	6.000%	7/1/54	200,000	200,555 (e)
Federal National Mortgage Association (FNMA)	6.500%	7/1/54	100,000	101,773 (e)
Total FNMA				6,337,382
GNMA — 7.6%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	39,559	35,322
Government National Mortgage Association (GNMA) II	3.500%	2/20/46- 4/20/52	338,159	306,881
Government National Mortgage Association (GNMA) II	4.500%	4/20/48- 4/20/50	148,352	142,903
Government National Mortgage Association (GNMA) II	5.000%	11/20/48- 8/20/53	210,960	206,179
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 2/20/50	440,560	380,802
Government National Mortgage Association (GNMA) II	4.000%	4/20/50	28,808	26,731
Government National Mortgage Association (GNMA) II	2.000%	10/20/50- 4/20/51	674,040	542,106
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	2.500%	3/20/51	190,123	$160,083
Government National Mortgage Association (GNMA) II	5.500%	4/20/53- 8/20/53	188,158	187,686
Government National Mortgage Association (GNMA) II	6.000%	7/20/53	95,606	96,379
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	98,891	100,989
Government National Mortgage Association (GNMA) II	4.000%	7/20/54	300,000	277,207 (e)
Government National Mortgage Association (GNMA) II	4.500%	7/20/54	100,000	95,062 (e)
Government National Mortgage Association (GNMA) II	5.500%	7/20/54	200,000	198,420 (e)
Government National Mortgage Association (GNMA) II	6.000%	7/20/54	100,000	100,415 (e)
Total GNMA				2,857,165

Total Mortgage-Backed Securities (Cost — $11,689,599)				11,235,612
U.S. Government & Agency Obligations — 16.4%
U.S. Government Obligations — 16.4%
U.S. Treasury Bonds	3.875%	2/15/43	10,000	9,039
U.S. Treasury Bonds	3.875%	5/15/43	30,000	27,068
U.S. Treasury Bonds	3.625%	8/15/43	30,000	26,067
U.S. Treasury Bonds	3.000%	8/15/52	40,000	30,092
U.S. Treasury Bonds	3.625%	2/15/53	735,000	625,267
U.S. Treasury Bonds	4.125%	8/15/53	60,000	55,873
U.S. Treasury Bonds	4.750%	11/15/53	530,000	547,887
U.S. Treasury Notes	4.875%	4/30/26	1,880,000	1,882,791
U.S. Treasury Notes	3.625%	4/30/28	740,000	715,777
U.S. Treasury Notes	4.250%	2/28/29	50,000	49,775
U.S. Treasury Notes	4.250%	3/31/29	60,000	59,388
U.S. Treasury Notes	4.625%	4/30/29	10,000	10,115
U.S. Treasury Notes	4.500%	5/31/29	10,000	10,068
U.S. Treasury Notes	3.875%	11/30/29	30,000	29,302
U.S. Treasury Notes	3.875%	7/31/30	10,000	9,809
U.S. Treasury Notes	4.125%	8/31/30	510,000	503,505
U.S. Treasury Notes	4.375%	11/30/30	280,000	280,230
U.S. Treasury Notes	4.000%	1/31/31	320,000	313,563
U.S. Treasury Notes	4.250%	2/28/31	250,000	248,525
U.S. Treasury Notes	3.500%	2/15/33	670,000	627,968
U.S. Treasury Notes	3.375%	5/15/33	115,000	106,577
U.S. Treasury Notes	3.875%	8/15/33	10,000	9,620
U.S. Treasury Notes	4.000%	2/15/34	40,000	38,825

Total U.S. Government & Agency Obligations (Cost — $6,380,053)				6,217,131
Collateralized Mortgage Obligations(f) — 10.8%
Alternative Loan Trust, 2005-81 A1 (1 mo. Term SOFR + 0.674%)	6.020%	2/25/37	120,207	95,811 (d)
BANK, 2023-BNK45 A5	5.203%	2/15/56	100,000	98,682
Benchmark Mortgage Trust, 2018-B1 A5	3.666%	1/15/51	100,000	93,759 (d)
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	7.021%	3/15/40	100,000	99,813 (a)(d)
BPR Trust, 2022-OANA A (1 mo. Term SOFR + 1.898%)	7.227%	4/15/37	100,000	100,000 (a)(d)
BRAVO Residential Funding Trust, 2023-NQM1 A1	5.757%	1/25/63	81,635	81,034 (a)
BRAVO Residential Funding Trust, 2023-NQM4 A1	6.435%	5/25/63	89,094	89,605 (a)
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
BWAY Mortgage Trust, 2015-1740 E	3.824%	1/10/35	500,000	$2,500 (d)(g)
BX Commercial Mortgage Trust, 2024-XL5 A (1 mo. Term SOFR + 1.392%)	6.720%	3/15/41	95,898	95,359 (a)(d)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.780%	8/15/39	87,779	87,642 (a)(d)
Citigroup Commercial Mortgage Trust, 2015-P1 C	4.514%	9/15/48	100,000	94,449 (d)
CSMC Trust, 2021-NQM6 A3	1.585%	7/25/66	164,269	136,416 (a)(d)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	100,000	102,519 (a)
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	240,000	192,090 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K153 X1, IO	0.600%	12/25/32	3,199,708	106,358 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	63,292	9,174
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	75,731	11,989
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	79,097	10,573
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	85,008	11,956
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.735%	2/25/42	100,000	102,497 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.335%	4/25/42	62,038	62,963 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (30 Day Average SOFR + 5.114%)	10.450%	7/25/25	12,757	13,314 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	8.285%	6/25/42	78,411	81,051 (a)(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	72,170	12,114
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	214,785	33,728
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	161,795	26,746
GCAT Trust, 2024-INV1 1A2	5.500%	1/25/54	96,298	93,986 (a)(d)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.061%	10/16/48	4,352,442	6,076 (d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	48,523	45,356 (d)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	242,738	204,810
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	57,521	42,774
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	71,521	9,679
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	145,774	19,385
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	345,483	37,877
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. Term SOFR + 0.514%)	5.837%	8/20/70	126,913	126,376 (d)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	95,505	4,555 (d)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	100,000	81,932
GS Mortgage Securities Corp. Trust, 2018-SRP5 C (1 mo. Term SOFR + 4.297%)	9.626%	9/15/31	356,055	67,271 (a)(d)
IMPAC CMB Trust, 2005-7 A1 (1 mo. Term SOFR + 0.634%)	5.980%	11/25/35	99,209	87,225 (d)
IndyMac INDX Mortgage Loan Trust, 2005-AR10 A1 (1 mo. Term SOFR + 0.634%)	5.980%	6/25/35	157,395	122,957 (d)
MIC Trust, 2023-MIC A	8.732%	12/5/38	100,000	107,390 (a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C30 A4	2.600%	9/15/49	83,119	78,934
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	95,650	96,194 (a)(d)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	100,000	100,738 (a)(d)
MSWF Commercial Mortgage Trust, 2023-2 A5	6.014%	12/15/56	100,000	105,107 (d)
NADG NNN Operating LP, 2019-1 A	3.368%	12/28/49	144,221	140,239 (a)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	95,429	89,563 (a)(d)
NJ Trust, 2023-GSP A	6.697%	1/6/29	100,000	103,083 (a)(d)
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
NRTH Mortgage Trust, 2024-PARK A (1 mo. Term SOFR + 1.641%)	6.970%	3/15/41	100,000	$99,750 (a)(d)
OBX Trust, 2023-NQM6 A1	6.520%	7/25/63	81,882	82,189 (a)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	87,984	89,100 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. Term SOFR + 0.694%)	6.040%	7/25/45	39,815	37,442 (d)
Wells Fargo Commercial Mortgage Trust, 2017-C38 A4	3.190%	7/15/50	97,986	92,444
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000	62,285 (d)

Total Collateralized Mortgage Obligations (Cost — $5,159,127)				4,086,859
Sovereign Bonds — 7.2%
Argentina — 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,443	2,543
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	3,500	1,971
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	18,260	7,509 (a)
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	93,261	38,354 (b)
Total Argentina				50,377
Brazil — 0.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	1,384,000 BRL	240,209
Colombia — 0.6%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	330,000	231,325
Mexico — 5.2%
Mexican Bonos, Senior Notes	7.750%	11/13/42	35,530,000 MXN	1,565,298
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	500,000	400,492
Total Mexico				1,965,790
South Africa — 0.6%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	6,310,000 ZAR	230,008

Total Sovereign Bonds (Cost — $3,159,820)				2,717,709
Asset-Backed Securities — 7.1%
Allegany Park CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 2.050%)	7.375%	1/20/35	250,000	245,973 (a)(d)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.079%	10/15/36	180,000	181,488 (a)(d)
ARES CLO Ltd., 2017-44A A1R (3 mo. Term SOFR + 1.342%)	6.670%	4/15/34	100,000	100,190 (a)(d)
ECMC Group Student Loan Trust, 2020-2A A (30 Day Average SOFR + 1.264%)	6.600%	11/25/69	102,595	102,688 (a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. Term SOFR + 5.962%)	11.286%	1/20/30	250,000	250,508 (a)(d)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.286%	1/20/33	300,000	299,466 (a)(d)
LAD Auto Receivables Trust, 2024-1A C	5.640%	6/15/29	120,000	119,176 (a)
Loanpal Solar Loan Ltd., 2021-2GS A	2.220%	3/20/48	208,159	163,190 (a)
Mercury Financial Credit Card Master Trust, 2023-1A A	8.040%	9/20/27	120,000	120,844 (a)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	7.974%	9/17/37	100,000	100,208 (a)(d)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC8 M1 (1 mo. Term SOFR + 1.029%)	6.375%	9/25/34	132,125	130,234 (d)
Nelnet Student Loan Trust, 2013-1A A (30 Day Average SOFR + 0.714%)	6.050%	6/25/41	28,374	28,147 (a)(d)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	7.077%	11/16/36	100,000	100,750 (a)(d)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.202%	1/20/37	250,000	252,130 (a)(d)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	52,945	50,144 (a)
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2018-C A2B (1 mo. Term SOFR + 0.864%)	6.193%	11/15/35	69,773	$69,530 (a)(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. Term SOFR + 1.114%)	6.443%	6/15/37	37,864	37,954 (a)(d)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. Term SOFR + 0.834%)	6.180%	7/25/35	172,463	159,567 (d)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.969%	1/14/34	160,000	160,317 (a)(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	17,458	15,809

Total Asset-Backed Securities (Cost — $2,739,491)				2,688,313
Senior Loans — 1.9%
Communication Services — 0.3%
Entertainment — 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.336%	4/29/26	49,277	49,366 (d)(h)(i)
Media — 0.2%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.958%	9/18/26	50,324	50,422 (d)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. Term SOFR + 3.364%)	8.693%	1/31/29	20,000	19,075 (d)(h)(i)
Total Media				69,497

Total Communication Services				118,863
Consumer Discretionary — 0.5%
Automobile Components — 0.1%
Clarios Global LP, 2024 Refinancing Term Loan Facility (1 mo. Term SOFR + 3.000%)	8.344%	5/6/30	9,975	9,988 (d)(h)(i)
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.097%	2/6/31	49,875	49,828 (d)(h)(i)
Caesars Entertainment Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.097%	2/6/30	9,475	9,466 (d)(h)(i)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.250%)	7.585%	11/25/30	39,800	39,775 (d)(h)(i)
Four Seasons Hotels Ltd., 2024 Repricing Term Loan (1 mo. Term SOFR + 2.000%)	7.344%	11/30/29	19,899	19,963 (d)(h)(i)
Total Hotels, Restaurants & Leisure				119,032
Specialty Retail — 0.1%
Harbor Freight Tools USA Inc., Initial Term Loan	—	6/11/31	30,000	29,894 (j)

Total Consumer Discretionary				158,914
Financials — 0.3%
Financial Services — 0.1%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	7.839%	10/22/26	18,591	18,607 (d)(h)(i)
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.594%	7/29/30	31,110	31,189 (d)(h)(i)
Total Financial Services				49,796
Insurance — 0.0%††
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.708%	2/19/28	7,880	7,869 (d)(h)(i)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.208%	5/15/26	55,118	54,326 (d)(h)(i)

Total Financials				111,991
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 0.3%
Health Care Providers & Services — 0.1%
Phoenix Guarantor Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.594%	2/21/31	10,305	$10,273 (d)(h)(i)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	8.594%	5/30/31	30,000	29,900 (d)(h)(i)
Total Health Care Providers & Services				40,173
Health Care Technology — 0.2%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.579%	5/1/31	79,800	79,301 (d)(h)(i)

Total Health Care				119,474
Industrials — 0.3%
Building Products — 0.0%††
Quikrete Holdings Inc., 2029 Term Loan B (1 mo. Term SOFR + 2.250%)	7.594%	3/19/29	19,698	19,699 (d)(h)(i)
Commercial Services & Supplies — 0.1%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	7.458%	7/30/29	37,889	38,017 (d)(h)(i)
Construction & Engineering — 0.1%
KKR Apple Bidco LLC, Initial Term Loan (1 mo. Term SOFR + 2.750%)	8.208%	9/22/28	39,394	39,408 (d)(h)(i)
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.075%	10/20/27	21,464	21,949 (d)(h)(i)

Total Industrials				119,073
Information Technology — 0.2%
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.844%	7/2/29	42,581	42,549 (d)(h)(i)
Software — 0.1%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.194%	10/8/28	35,151	35,151 (d)(g)(h)(i)

Total Information Technology				77,700
Total Senior Loans (Cost — $704,772)				706,015
U.S. Treasury Inflation Protected Securities — 0.2%
U.S. Treasury Notes, Inflation Indexed (Cost — $104,480)	1.125%	1/15/33	100,000	97,372
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.2%
3-Month SOFR Futures, Call @ $95.125	9/13/24	28	70,000	1,575
3-Month SOFR Futures, Call @ $95.250	12/13/24	66	165,000	25,162
3-Month SOFR Futures, Put @ $95.500	12/13/24	6	15,000	6,675
SOFR 1-Year Mid-Curve Futures, Call @ $96.125	9/13/24	106	265,000	34,450
U.S. Treasury 5-Year Notes Futures, Call @ $107.000	7/5/24	21	21,000	1,969
U.S. Treasury 5-Year Notes Futures, Put @ $106.000	7/5/24	21	21,000	1,804
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $110.500	7/5/24	5	5,000	625
U.S. Treasury Bonds Futures, Call @ $119.000	7/5/24	3	3,000	797

Total Exchange-Traded Purchased Options (Cost — $91,443)				73,057
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.0%††
Interest rate swaption, Put @ 425.000 bps , 425.000 bps payments made by the Fund annually, payments received by the Fund on Daily SOFR Compound annually, maturing on 12/3/44 (Cost — $5,533)	JPMorgan Chase & Co.	11/29/24	250,000	250,000	$3,632

Total Purchased Options (Cost — $96,976)					76,689
		Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.2%
Uruguay — 0.2%
Uruguay Government International Bond, Senior Notes		3.875%	7/2/40	720,000 UYU	25,207
Uruguay Government International Bond, Senior Notes		3.400%	5/16/45	1,650,000 UYU	41,611

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $67,691)					66,818
Total Investments before Short-Term Investments (Cost — $42,380,062)					39,584,715
				Shares
Short-Term Investments — 1.1%
BNY Mellon Cash Reserve Fund (Cost — $421,430)		2.200%		421,430	421,430 (k)
Total Investments — 105.7% (Cost — $42,801,492)					40,006,145
Liabilities in Excess of Other Assets — (5.7)%					(2,141,254)
Total Net Assets — 100.0%					$37,864,891

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2024, the Fund held TBA securities with a total cost of $3,029,020.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	All or a portion of this loan has not settled as of June 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Total Return ETF
Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At June 30, 2024, the Fund had the following written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/13/24	$96.125	28	$70,000	$(700)
3-Month SOFR Futures, Call	9/13/24	96.875	32	80,000	(600)
3-Month SOFR Futures, Call	12/13/24	95.625	66	165,000	(12,787)
3-Month SOFR Futures, Call	12/13/24	97.125	12	30,000	(525)
3-Month SOFR Futures, Call	6/13/25	97.000	28	70,000	(7,175)
3-Month SOFR Futures, Call	6/13/25	97.125	53	132,500	(11,925)
3-Month SOFR Futures, Call	6/13/25	97.500	54	135,000	(8,100)
3-Month SOFR Futures, Put	12/13/24	94.625	66	165,000	(1,650)
3-Month SOFR Futures, Put	12/13/24	95.000	6	15,000	(1,613)
SOFR 2-Year Mid-Curve Futures, Call	9/13/24	96.438	106	265,000	(36,437)
U.S. Treasury 5-Year Notes Futures, Call	7/5/24	106.500	7	7,000	(1,969)
U.S. Treasury 5-Year Notes Futures, Put	7/5/24	106.500	7	7,000	(1,805)
U.S. Treasury 10-Year Notes Futures, Call	8/23/24	113.500	5	5,000	(859)
U.S. Treasury 10-Year Notes Futures, Put	7/26/24	109.500	5	5,000	(2,578)
Total Exchange-Traded Written Options (Premiums received — $161,974)					(88,723)

OTC Written Options
	Counterparty
Interest rate swaption, Put, payments made by the Fund on Daily SOFR Compound annually, 445.000bps payments received by the Fund annually, maturing on 12/3/29 (Premiums received — $5,390)	JPMorgan Chase & Co.	11/29/24	445.000 bps	770,000	$770,000	$(3,214)
Total Written Options (Premiums received — $167,364)						$(91,937)

Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	8	3/25	$1,913,138	$1,902,900	$(10,238)
3-Month SOFR	27	3/26	6,483,883	6,482,025	(1,858)
U.S. Treasury 5-Year Notes	155	9/24	16,461,520	16,519,609	58,089
U.S. Treasury 10-Year Notes	6	9/24	662,258	659,906	(2,352)
U.S. Treasury Long-Term Bonds	14	9/24	1,657,678	1,656,375	(1,303)
U.S. Treasury Ultra Long-Term Bonds	18	9/24	2,233,808	2,256,188	22,380
					64,718
Contracts to Sell:
U.S. Treasury 2-Year Notes	26	9/24	5,300,051	5,309,688	(9,637)
U.S. Treasury Ultra 10-Year Notes	25	9/24	2,818,188	2,838,281	(20,093)
					(29,730)
Net unrealized appreciation on open futures contracts					$34,988

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	20,000	USD	3,598	Citibank N.A.	7/2/24	$3
BRL	30,000	USD	5,513	Citibank N.A.	7/2/24	(112)
BRL	30,000	USD	5,397	Citibank N.A.	7/2/24	4
BRL	70,000	USD	13,020	Citibank N.A.	7/2/24	(417)
BRL	70,000	USD	12,999	Citibank N.A.	7/2/24	(396)
BRL	140,000	USD	26,053	Citibank N.A.	7/2/24	(848)
BRL	210,000	USD	39,572	Citibank N.A.	7/2/24	(1,764)
USD	3,901	BRL	20,000	Citibank N.A.	7/2/24	300
USD	5,397	BRL	30,000	Citibank N.A.	7/2/24	(4)
USD	5,518	BRL	30,000	Citibank N.A.	7/2/24	117
USD	12,592	BRL	70,000	Citibank N.A.	7/2/24	(10)
USD	12,592	BRL	70,000	Citibank N.A.	7/2/24	(10)
USD	25,185	BRL	140,000	Citibank N.A.	7/2/24	(20)
USD	37,777	BRL	210,000	Citibank N.A.	7/2/24	(30)
BRL	210,757	USD	37,913	Goldman Sachs Group Inc.	7/2/24	30
BRL	250,000	USD	47,763	Goldman Sachs Group Inc.	7/2/24	(2,754)
BRL	710,143	USD	127,749	Goldman Sachs Group Inc.	7/2/24	102
USD	39,128	BRL	210,757	Goldman Sachs Group Inc.	7/2/24	1,185
USD	44,973	BRL	250,000	Goldman Sachs Group Inc.	7/2/24	(36)
USD	130,123	BRL	710,143	Goldman Sachs Group Inc.	7/2/24	2,271
BRL	200,900	USD	38,185	Morgan Stanley & Co. Inc.	7/2/24	(2,016)
USD	36,140	BRL	200,900	Morgan Stanley & Co. Inc.	7/2/24	(29)
USD	209,270	ZAR	3,983,000	Bank of America N.A.	7/15/24	(8,605)
ZAR	1,991,500	USD	107,590	Bank of America N.A.	7/15/24	1,347
INR	1,130,000	USD	13,513	Citibank N.A.	7/18/24	30
INR	3,760,000	USD	44,970	Citibank N.A.	7/18/24	96
CHF	30,000	USD	32,911	Bank of America N.A.	7/19/24	553
EUR	30,000	USD	32,145	Bank of America N.A.	7/19/24	37
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Total Return ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	40,000	USD	42,659	Bank of America N.A.	7/19/24	$251
EUR	40,000	USD	42,743	Bank of America N.A.	7/19/24	166
EUR	50,000	USD	53,383	Bank of America N.A.	7/19/24	254
MXN	280,000	USD	15,608	Bank of America N.A.	7/19/24	(341)
MXN	420,000	USD	24,062	Bank of America N.A.	7/19/24	(1,161)
MXN	800,000	USD	46,859	Bank of America N.A.	7/19/24	(3,239)
MXN	1,610,000	USD	94,200	Bank of America N.A.	7/19/24	(6,415)
USD	30,000	CHF	27,341	Bank of America N.A.	7/19/24	(498)
USD	30,000	CHF	27,313	Bank of America N.A.	7/19/24	(467)
USD	33,446	CHF	30,000	Bank of America N.A.	7/19/24	(18)
USD	10,758	EUR	10,000	Bank of America N.A.	7/19/24	30
USD	21,498	EUR	20,000	Bank of America N.A.	7/19/24	43
USD	21,514	EUR	20,000	Bank of America N.A.	7/19/24	59
USD	21,531	EUR	20,000	Bank of America N.A.	7/19/24	76
USD	21,545	EUR	20,000	Bank of America N.A.	7/19/24	90
USD	32,465	EUR	30,000	Bank of America N.A.	7/19/24	283
USD	331,809	EUR	310,506	Bank of America N.A.	7/19/24	(1,283)
USD	816,689	MXN	14,651,000	Bank of America N.A.	7/19/24	17,843
CAD	20,000	USD	14,544	BNP Paribas SA	7/19/24	78
CAD	90,000	USD	65,445	BNP Paribas SA	7/19/24	357
JPY	49,904,704	USD	333,803	BNP Paribas SA	7/19/24	(22,637)
NOK	400,000	USD	36,466	BNP Paribas SA	7/19/24	1,121
NOK	1,618,577	USD	148,428	BNP Paribas SA	7/19/24	3,663
USD	29,343	CAD	40,000	BNP Paribas SA	7/19/24	97
USD	88,075	CAD	120,000	BNP Paribas SA	7/19/24	339
USD	22,156	CHF	20,000	BNP Paribas SA	7/19/24	(153)
USD	22,340	CHF	20,000	BNP Paribas SA	7/19/24	30
USD	44,305	CHF	40,000	BNP Paribas SA	7/19/24	(314)
USD	5,374	NOK	57,170	BNP Paribas SA	7/19/24	2
USD	8,697	NOK	92,830	BNP Paribas SA	7/19/24	(26)
USD	11,112	NOK	120,000	BNP Paribas SA	7/19/24	(164)
USD	11,278	NOK	120,000	BNP Paribas SA	7/19/24	2
USD	12,192	NOK	130,000	BNP Paribas SA	7/19/24	(23)
USD	19,716	NOK	210,000	BNP Paribas SA	7/19/24	(17)
AUD	194,813	USD	127,303	Citibank N.A.	7/19/24	2,871
INR	14,521,769	USD	173,855	Citibank N.A.	7/19/24	191
USD	25,017	GBP	20,000	Citibank N.A.	7/19/24	(268)
USD	25,050	GBP	20,000	Citibank N.A.	7/19/24	(235)
USD	37,486	GBP	30,000	Citibank N.A.	7/19/24	(441)
USD	200,526	GBP	159,843	Citibank N.A.	7/19/24	(1,555)
CHF	20,000	USD	21,933	Goldman Sachs Group Inc.	7/19/24	376
CHF	30,000	USD	33,038	Goldman Sachs Group Inc.	7/19/24	426
USD	57,161	CAD	78,472	Goldman Sachs Group Inc.	7/19/24	(213)
USD	58,800	CAD	80,000	Goldman Sachs Group Inc.	7/19/24	309
USD	9,947	CHF	8,920	Goldman Sachs Group Inc.	7/19/24	(3)
USD	21,963	CHF	20,000	Goldman Sachs Group Inc.	7/19/24	(347)
USD	22,359	CHF	20,000	Goldman Sachs Group Inc.	7/19/24	50
USD	44,218	CHF	40,000	Goldman Sachs Group Inc.	7/19/24	(401)
USD	78,237	CHF	70,000	Goldman Sachs Group Inc.	7/19/24	154
USD	89,353	CHF	80,000	Goldman Sachs Group Inc.	7/19/24	115
USD	25,416	GBP	20,000	Goldman Sachs Group Inc.	7/19/24	131
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,465	NOK	80,000	Goldman Sachs Group Inc.	7/19/24	$(53)
USD	12,155	NOK	130,000	Goldman Sachs Group Inc.	7/19/24	(61)
USD	16,668	NOK	180,000	Goldman Sachs Group Inc.	7/19/24	(246)
USD	21,316	NOK	230,000	Goldman Sachs Group Inc.	7/19/24	(297)
USD	62,242	NOK	672,450	Goldman Sachs Group Inc.	7/19/24	(945)
MXN	90,000	USD	5,012	JPMorgan Chase & Co.	7/19/24	(105)
MXN	550,000	USD	31,052	JPMorgan Chase & Co.	7/19/24	(1,063)
MXN	690,000	USD	40,459	JPMorgan Chase & Co.	7/19/24	(2,837)
MXN	2,770,000	USD	162,151	JPMorgan Chase & Co.	7/19/24	(11,116)
NZD	154,348	USD	92,780	JPMorgan Chase & Co.	7/19/24	1,272
USD	260,488	CNH	1,881,504	JPMorgan Chase & Co.	7/19/24	2,369
USD	142,525	MXN	2,379,030	JPMorgan Chase & Co.	7/19/24	12,808
USD	327,948	MXN	5,450,000	JPMorgan Chase & Co.	7/19/24	30,786
BRL	395,849	USD	77,484	Morgan Stanley & Co. Inc.	7/19/24	(6,380)
BRL	583,139	USD	113,097	Morgan Stanley & Co. Inc.	7/19/24	(8,352)
CAD	50,000	USD	36,278	Morgan Stanley & Co. Inc.	7/19/24	279
CAD	60,000	USD	43,597	Morgan Stanley & Co. Inc.	7/19/24	272
CAD	70,000	USD	50,819	Morgan Stanley & Co. Inc.	7/19/24	361
CAD	98,507	USD	72,044	Morgan Stanley & Co. Inc.	7/19/24	(22)
MXN	1,040,000	USD	59,446	Morgan Stanley & Co. Inc.	7/19/24	(2,740)
MXN	1,420,000	USD	83,129	Morgan Stanley & Co. Inc.	7/19/24	(5,704)
USD	22,075	CAD	30,000	Morgan Stanley & Co. Inc.	7/19/24	141
USD	36,751	CAD	50,000	Morgan Stanley & Co. Inc.	7/19/24	194
USD	36,762	CAD	50,000	Morgan Stanley & Co. Inc.	7/19/24	206
USD	44,147	CAD	60,000	Morgan Stanley & Co. Inc.	7/19/24	279
BRL	30,000	USD	5,499	Citibank N.A.	8/2/24	(119)
BRL	710,143	USD	129,684	Goldman Sachs Group Inc.	8/2/24	(2,335)
Net unrealized depreciation on open forward foreign currency contracts						$(15,196)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Total Return ETF
At June 30, 2024, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	3,030,000BRL	1/2/29	BRL-CDI**	10.230%**	$(31,369)	—	$(31,369)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$8,929,000	3/18/30	Daily SOFR Compound annually	3.650% annually	$(67,118)	$(86,293)	$19,175
	1,231,000	2/28/31	3.870% annually	Daily SOFR Compound annually	7,464	(4,321)	11,785
	2,066,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(33,081)	(16,730)	(16,351)
	2,584,000	5/15/32	3.220% annually	Daily SOFR Compound annually	126,500	(8,071)	134,571
	426,000	2/15/48	2.600% annually	Daily SOFR Compound annually	80,550	34,181	46,369
	151,000	2/15/48	3.050% annually	Daily SOFR Compound annually	18,110	4,140	13,970
	492,000	5/15/48	3.150% annually	Daily SOFR Compound annually	51,360	45,442	5,918
	2,234,000	3/18/55	3.510% annually	Daily SOFR Compound annually	46,572	55,412	(8,840)
Total	$18,113,000				$230,357	$23,760	$206,597

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at June 30, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Volkswagen International Finance NV, 5.374%, due 11/16/24)[4]	530,000EUR	12/20/24	0.350%	1.000% quarterly	$1,769	$6,734	$(4,965)

See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

 Western Asset Total Return ETF
OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[5]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at June 30, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Mercedes-Benz Group AG, 1.000%, due 11/15/27)	530,000EUR	12/20/24	0.162%	1.000% quarterly	$(2,282)	$(1,246)	$(1,036)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[6]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.42 Index	$685,000	6/20/29	5.000% quarterly	$42,765	$47,508	$(4,743)
Markit CDX.NA.IG.42 Index	1,294,500	6/20/29	1.000% quarterly	26,493	27,681	(1,188)
Total	$1,979,500			$69,258	$75,189	$(5,931)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$184,000	8/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$(2,726)	—	$(2,726)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]	Variable rate security. Interest rate disclosed is as of the most recent information available.
[5]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[6]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 32 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Total Return ETF
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	10.400%
Daily SOFR Compound	5.330%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
EUR	—	Euro
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Western Asset ETFs 2024 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration Income ETF (“Short Duration Income ETF”) and Western Asset Total Return ETF (“Total Return ETF” ) ( the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates, generally determined as of 4:00 p.m. (London Time).  If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it

Western Asset ETFs 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
Short Duration Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$3,098,280	$6,000	$3,104,280
Other Corporate Bonds & Notes	—	5,948,523	—	5,948,523
Asset-Backed Securities	—	481,083	—	481,083
Collateralized Mortgage Obligations	—	360,650	—	360,650
U.S. Government & Agency Obligations	—	29,234	—	29,234
Sovereign Bonds	—	14,248	—	14,248
Senior Loans	—	4,390	—	4,390
Total Long-Term Investments	—	9,936,408	6,000	9,942,408
Short-Term Investments†	—	651,146	—	651,146
Total Investments	—	$10,587,554	$6,000	$10,593,554
Other Financial Instruments:
Futures Contracts††	$7,202	—	—	$7,202
Total	$7,202	$10,587,554	$6,000	$10,600,756

Western Asset ETFs 2024 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$4,927	—	—	$4,927

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Total Return ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$11,692,197	—	$11,692,197
Mortgage-Backed Securities	—	11,235,612	—	11,235,612
U.S. Government & Agency Obligations	—	6,217,131	—	6,217,131
Collateralized Mortgage Obligations	—	4,084,359	$2,500	4,086,859
Sovereign Bonds	—	2,717,709	—	2,717,709
Asset-Backed Securities	—	2,688,313	—	2,688,313
Senior Loans:
Information Technology	—	42,549	35,151	77,700
Other Senior Loans	—	628,315	—	628,315
U.S. Treasury Inflation Protected Securities	—	97,372	—	97,372
Purchased Options:
Exchange-Traded Purchased Options	$73,057	—	—	73,057
OTC Purchased Options	—	3,632	—	3,632
Non-U.S. Treasury Inflation Protected Securities	—	66,818	—	66,818
Total Long-Term Investments	73,057	39,474,007	37,651	39,584,715
Short-Term Investments†	421,430	—	—	421,430
Total Investments	$494,487	$39,474,007	$37,651	$40,006,145
Other Financial Instruments:
Futures Contracts††	$80,469	—	—	$80,469
Forward Foreign Currency Contracts††	—	$84,449	—	84,449
Centrally Cleared Interest Rate Swaps††	—	231,788	—	231,788
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	1,769	—	1,769
Total Other Financial Instruments	$80,469	$318,006	—	$398,475
Total	$574,956	$39,792,013	$37,651	$40,404,620

Western Asset ETFs 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$88,723	—	—	$88,723
OTC Written Options	—	$3,214	—	3,214
Futures Contracts††	45,481	—	—	45,481
Forward Foreign Currency Contracts††	—	99,645	—	99,645
OTC Interest Rate Swaps	—	31,369	—	31,369
Centrally Cleared Interest Rate Swaps††	—	25,191	—	25,191
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	2,282	—	2,282
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	5,931	—	5,931
OTC Total Return Swaps	—	2,726	—	2,726
Total	$134,204	$170,358	—	$304,562

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.

Western Asset ETFs 2024 Quarterly Report